Acquisitions (Purchase Price Allocations Related To Acquisitions) (Details)	12 Months Ended
	Dec. 31, 2013 Geotextile products; Tubing for the aerospace industry (2); Innerspring unit wire-forming machines Residential Furnishings, Industrial Materials and Specialized Products acquisition	Dec. 31, 2012 Gel components; Warehouse/distribution services; Tubing for the aerospace industry; Wire partitions; Tube fabrication Residential Furnishings and Industrial Materials acquisition	Dec. 31, 2011 Furniture hardware and Geo textiles Residential Furnishings acquisition
Business Acquisition [Line Items]
Number of Acquisitions	4	5	2